Provisions	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Provisions
27.	PROVISIONS

	12.31.2017	12.31.2016
Non-current
Labor and Social Security	44,184,248	29,256,783
Environmental restoration	80,602,101	59,616,013
Civil and others	36,309,641	31,810,692

Total	161,095,990	120,683,488

Changes in the provisions were as follows:

	Labor and Social Security	Environmental restoration	Civil and others	Total
Balances as of January 1, 2016	19,874,101	53,538,707	34,022,986	107,435,794
Increases	13,585,938	13,199,149	3,148,541	29,933,628
Uses	(4,203,256)	(7,121,843)	(5,360,835)	(16,685,934)

Balances as of December 31, 2016	29,256,783	59,616,013	31,810,692	120,683,488
Increases	24,395,945	28,617,633	19,009,635	72,023,213
Uses	(9,468,480)	(7,631,545)	(14,510,686)	(31,610,711)

Balances as of December 31, 2017	44,184,248	80,602,101	36,309,641	161,095,990

The provision for Labor and Social Security represents the best estimate of the future outflow of economic benefits that will be required under the Group’s Labor and social security obligations for the final settlement cost of complaints and litigations. All the claims provisioned are of a similar nature and are not individually material

The provision for Environmental restoration represents the present value of the estimated costs for environmental cleanup and remediation works relating mainly to querries and plants and based on the current information related to costs and expected remediation plans.

The provision for Civil and others represents the present value of the directors’ best estimate of the future outflow of economic benefits that will be required under the Group’s obligations for the final settlement cost of complaints and litigations derived from tax claims and damages. All the claims provisioned under tax or damages, respectively, are of a similar nature and are not individually material.

Based on management best estimates, and considering the opinion of the company external counsel, as of December 31, 2017 there are claims against the Company classified as uncertain contingencies. The estimated amount of cashflow thereof amounts to 57.4 million, including mainly 14.6 million related to tax obligations and 25.6 million related to labor obligation and 17.0 million related to administrative obligation. At the date of issuance of these consolidated financial statements, the Group understands that there are no elements to determine other contingencies that could have a negative impact on the consolidated financial statements.